General information, statement of compliance and basis of presentation (Tables)	6 Months Ended
Jun. 30, 2021
General Information, Statement of Compliance and Basis of Presentation [Abstract]
Disclosure of New or Amended Standards and Interpretations
The Company adopted the following standards, amendments and interpretations whose application was mandatory for periods beginning on or after January 1, 2021:

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform – Phase 2 Flexibility measures relating to the accounting consequences of amendments to contracts following the reform of reference rates and hedge accounting criteria
Amendment to IFRS 16	Amendments for COVID-19 related to rent concessions

Disclosure of New or Amended Standards and Interpretations Not Yet Adopted

IFRS 17	Insurance contracts and related amendments
Amendment to IAS 1	Classification of liabilities as current and non-current Disclosure of significant accounting policies Update of Practice Statement 2 "Making materiality”
Amendment to IAS 37	Onerous Contracts - Cost of Performing a Contract
Amendment to IFRS 3	Conceptual Framework
Amendment to IAS 8	Definition of an accounting estimate
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use